UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Portfolio of Investments — as of July 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 53.4%
	Adjustable Rate Mortgage Trust
$944,371	2.584%, 04/25/35 (A)	$927,955
1,387,752	0.465%, 11/25/35 (A)	1,184,148
	Alternative Loan Trust
11,045,230	6.000%, 12/25/34	11,047,848
1,986,435	5.750%, 04/25/33	2,024,719
1,908,992	5.750%, 10/25/33	2,003,865
759,021	5.750%, 01/25/35	776,625
922,909	5.500%, 02/25/25	941,108
2,785,830	5.500%, 07/25/33	2,845,904
1,407,263	5.500%, 04/25/34	1,488,412
	American Home Mortgage Investment Trust
3,622	2.173%, 10/25/34 (A)	3,253
1,502,428	1.827%, 09/25/45 (A)	1,453,599
	Banc of America Alternative Loan Trust
1,333,013	6.000%, 10/25/34	1,377,657
2,174,937	5.500%, 10/25/33	2,240,890
7,615,611	5.500%, 12/25/33	7,821,823
4,568,610	5.250%, 07/25/35	4,114,499
	Banc of America Funding Trust
3,172,422	5.750%, 11/25/35	3,254,569
144,284	5.500%, 08/25/35	148,466
797,418	2.691%, 12/20/34 (A)	674,920
510,226	2.579%, 11/20/34 (A)	484,139
409,891	2.353%, 12/20/36 (A)	411,072
1,285,085	0.605%, 07/25/37 (A) (B)	989,517
	Banc of America Mortgage Trust
210,246	5.500%, 10/25/34	211,832
1,434,676	2.714%, 02/25/35 (A)	1,414,340
255,289	2.679%, 02/25/34 (A)	255,710
	Bear Stearns Adjustable Rate Mortgage Trust
159,218	2.727%, 01/25/35 (A)	156,344
63,706	2.701%, 01/25/35 (A)	63,139
259,504	2.681%, 04/25/34 (A)	258,726
6,189,679	2.589%, 02/25/36 (A)	4,971,036
261,514	2.446%, 07/25/34 (A)	256,679
	CAM Mortgage Trust
4,035,000	4.450%, 05/15/48 (A) (B)	4,030,537
	Chase Mortgage Finance Trust
2,609,280	2.582%, 02/25/37 (A)	2,587,686
	CHL Mortgage Pass-Through Trust
246,089	5.500%, 01/25/34	257,456
2,465,127	5.500%, 10/25/35	2,306,020
1,576,287	2.581%, 08/25/34 (A)	1,481,903
	Citicorp Mortgage Securities
786,598	6.000%, 08/25/36	804,465
	Citigroup Mortgage Loan Trust
968,968	4.854%, 09/25/34 (A) (B)	871,300
1,560,599	2.583%, 05/25/35 (A)	1,538,341
1,416,107	2.500%, 10/25/35 (A)	1,400,082
651,852	2.200%, 09/25/35 (A)	656,102
	CitiMortgage Alternative Loan Trust
4,356,211	6.000%, 07/25/36	3,906,210
5,039,563	6.000%, 09/25/36	4,432,870
5,842,935	6.000%, 06/25/37	4,906,342
	Countrywide Alternative Loan Trust
2,935,576	6.250%, 07/25/36	2,024,511
4,119,450	5.750%, 04/25/37	3,768,605
933,802	5.500%, 08/25/34	987,800

1

Portfolio of Investments — as of July 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 53.4% (continued)
$851,252	5.500%, 04/25/36	$818,800
2,689,552	0.365%, 05/25/35 (A)	2,263,306
	Countrywide Home Loan Mortgage Pass-Through Trust
3,044,080	6.000%, 05/25/36	2,842,851
6,509,703	6.000%, 02/25/37	6,112,598
537,043	3.275%, 01/20/35 (A)	528,663
2,775,272	2.596%, 11/20/35 (A)	2,645,947
321,219	2.413%, 09/20/34 (A)	317,912
3,381,614	0.425%, 04/25/35 (A)	2,818,988
	Credit Suisse First Boston Mortgage Securities
4,827,933	5.500%, 11/25/35	4,295,958
444,150	5.250%, 05/25/28	450,657
	Credit Suisse Mortgage Capital Certificates
3,252,021	6.500%, 10/25/21	2,873,740
	Credit Suisse Mortgage Trust
3,300,000	5.427%, 06/27/34 (A) (B)	2,948,619
	Deutsche Alt-A Securities Mortgage Loan Trust
1,621,811	5.500%, 11/25/35 (A)	1,510,735
5,335,795	5.500%, 12/25/35	4,560,909
2,548,349	5.250%, 06/25/35	2,590,626
	FDIC Trust
1,347,613	4.500%, 10/25/18 (B)	1,362,302
	GMAC Mortgage Loan Trust
327,929	5.000%, 11/25/33	338,442
1,771,704	2.959%, 07/19/35 (A)	1,661,983
1,174,940	2.738%, 06/19/35 (A)	1,177,164
	GSR Mortgage Loan Trust
2,675,784	6.000%, 09/25/36	2,304,222
1,157,054	2.832%, 12/25/34 (A)	1,046,385
891,764	2.780%, 12/25/34 (A)	895,285
1,818,111	2.677%, 09/25/35 (A)	1,816,063
364,874	2.472%, 07/25/35 (A)	341,513
	HarborView Mortgage Loan Trust
460,003	2.587%, 05/19/34 (A)	459,958
	Indymac Index Mortgage Loan Trust
3,241,349	0.795%, 07/25/45 (A)	3,049,857
	JPMorgan Alternative Loan Trust
2,542,499	5.019%, 03/25/36 (A)	2,072,475
6,366,132	2.478%, 03/25/36 (A)	5,568,487
	JPMorgan Mortgage Trust
2,307,210	6.000%, 01/25/36	2,106,289
2,232,604	5.750%, 03/25/37	1,948,912
2,488,867	3.552%, 03/25/43 (A) (B)	2,363,814
1,816,310	2.682%, 08/25/35 (A)	1,821,882
244,924	2.649%, 07/25/35 (A)	245,167
5,610,325	2.592%, 01/25/37 (A)	5,011,872
2,298,286	2.507%, 02/25/36 (A)	2,043,259
	Lehman Mortgage Trust
2,042,184	5.500%, 02/25/36	2,050,845
1,205,694	0.655%, 01/25/36 (A)	872,721
	MASTR Adjustable Rate Mortgages Trust
3,261,579	2.664%, 03/25/35 (A)	2,924,155
3,282,338	2.630%, 04/25/36 (A)	3,165,339
4,296,167	0.315%, 01/25/47 (A)	3,223,440
	MASTR Alternative Loan Trust
2,512,178	6.000%, 06/25/34	2,650,903
5,100,275	6.000%, 09/25/34	5,223,263
1,957,869	5.500%, 06/25/34	2,047,303
1,582,853	5.250%, 11/25/33	1,640,892

2

Portfolio of Investments — as of July 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 53.4% (continued)
	Merrill Lynch Alternative Note Asset Trust
$9,562,584	6.000%, 03/25/37	$7,255,247
	Morgan Stanley Mortgage Loan Trust
1,404,422	6.000%, 06/25/36	1,280,750
2,360,793	6.000%, 08/25/36	2,059,967
623,342	5.500%, 11/25/35	633,659
	New York Mortgage Trust
2,576,048	2.634%, 05/25/36 (A)	2,344,126
	RALI Trust
636,084	6.000%, 06/25/36	514,397
740,320	5.500%, 09/25/33	773,060
735,149	5.500%, 06/25/34	760,495
	Residential Asset Securitization Trust
3,719,864	6.000%, 06/25/37	3,441,585
2,676,650	6.000%, 01/25/46	2,198,100
6,729,722	5.375%, 07/25/35	5,564,417
	RFMSI Trust
1,614,026	5.750%, 01/25/36	1,660,411
	Structured Adjustable Rate Mortgage Loan Trust
547,483	2.630%, 09/25/34 (A)	545,383
1,165,213	2.435%, 11/25/34 (A)	1,159,230
2,766,742	0.465%, 07/25/35 (A)	2,116,522
	Structured Asset Securities Mortgage Pass-Through Certificates
3,096,604	5.750%, 11/25/34	3,261,399
115,275	5.000%, 12/25/34	117,232
	Washington Mutual Mortgage Pass-Through Certificates
2,873,103	6.000%, 03/25/36	2,551,893
794,324	5.500%, 07/25/34	837,444
87,690	2.397%, 01/25/35 (A)	88,409
332,309	2.182%, 09/25/46 (A)	310,856
2,668,251	1.932%, 01/25/47 (A)	2,539,863
1,737,157	1.083%, 08/25/46 (A)	1,203,148
613,099	0.881%, 04/25/47 (A)	524,658
	Wells Fargo Mortgage Backed Securities Trust
5,040,000	6.000%, 01/25/36	4,994,363
956,100	5.500%, 11/25/35	985,208
2,441,988	5.500%, 01/25/36	2,504,049
313,040	2.636%, 02/25/34 (A)	318,748
42,332	2.619%, 12/25/33 (A)	42,673
677,650	2.613%, 04/25/35 (A)	688,740
10,512	2.612%, 10/25/33 (A)	10,577
29,858	2.482%, 12/25/33 (A)	29,896

	Total Residential Mortgage-Backed Obligations
	(Cost $231,553,410)	242,094,030

Asset-Backed Securities — 23.9%
	Ascentium Equipment Receivables
1,300,000	3.100%, 06/10/21 (B)	1,305,988
	Axis Equipment Finance Receivables LLC
999,888	6.410%, 10/22/18	1,012,207
	Bayview Opportunity Master Fund Trust
668,579	3.721%, 06/28/33	669,769
1,081,005	3.228%, 03/28/33 (A) (B)	1,083,838
4,533,836	3.228%, 07/28/34 (B)	4,545,062
	CarNow Auto Receivables Trust
1,717,000	4.330%, 11/15/17	1,721,025
	Castlelake Aircraft Securitization Trust
3,691,069	5.250%, 02/15/29	3,714,138

3

Portfolio of Investments — as of July 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 23.9% (continued)
	CFC LLC
$2,000,000	5.930%, 08/15/19 (B)	$2,062,762
1,600,000	5.360%, 11/15/21 (B)	1,591,454
3,180,000	4.680%, 11/15/19 (B)	3,287,115
	Countrywide Asset-Backed Certificates
2,250,000	5.103%, 05/25/35	2,210,915
	CPS Auto Receivables Trust
1,000,000	6.760%, 03/15/21 (B)	1,029,964
1,100,000	6.380%, 05/17/21 (B)	1,116,324
800,000	5.850%, 08/16/21 (B)	794,298
1,200,000	4.620%, 05/15/20 (B)	1,190,946
	DT Auto Owner Trust
3,400,000	4.180%, 06/15/20	3,484,033
4,100,000	3.980%, 01/15/21 (B)	4,131,481
1,850,000	3.740%, 05/15/20 (B)	1,881,650
2,600,000	3.680%, 04/15/21 (B)	2,589,535
	FAN Engine Securitization
5,087,349	4.625%, 10/15/43 (B)	5,032,405
	First Franklin Mortgage Loan Trust
764,425	0.305%, 07/25/36 (A)	716,616
	First Investors Auto Owner Trust
2,000,000	6.860%, 03/15/19 (B)	2,116,990
	Flagship Credit Auto Trust
3,000,000	6.260%, 02/16/21 (B)	3,144,675
1,250,000	5.710%, 08/16/21 (B)	1,245,407
2,300,000	5.380%, 07/15/20 (B)	2,360,543
2,200,000	4.420%, 12/16/19 (B)	2,279,218
2,425,000	3.590%, 03/15/19 (B)	2,468,177
	Global Seaco Finance
2,613,333	3.670%, 11/17/28	2,662,882
	Kondaur Mortgage Asset Trust
2,600,000	5.000%, 08/25/52	2,667,439
	Leaf II Receivables Funding LLC
2,325,000	6.000%, 09/15/21	2,379,026
	OnDeck Asset Securitization Trust
4,500,000	3.150%, 05/17/18 (B)	4,509,747
	OneMain Financial Issuance Trust
3,200,000	5.310%, 09/18/24 (B)	3,199,296
1,680,000	2.430%, 06/18/24 (B)	1,685,107
	Prestige Auto Receivables Trust
3,000,000	3.040%, 07/15/20 (B)	3,027,588
	RBSSP Resecuritization Trust
807,864	2.920%, 11/28/17 (B)	795,620
	Rise
979,166	6.500%, 02/15/39 (A)	992,630
	Selene Non-Performing Loans
1,970,000	2.981%, 05/25/54 (B)	1,969,957
	Sierra Timeshare Receivables Funding
622,372	9.310%, 07/20/28 (B)	672,671
	SNAAC Auto Receivables Trust
1,200,000	4.580%, 04/15/21	1,198,862
2,000,000	4.560%, 04/15/20 (B)	2,095,690
	Springleaf Funding Trust
1,750,000	4.450%, 12/15/22 (B)	1,741,535
4,275,000	3.920%, 01/16/23 (B)	4,390,510
	Structured Asset Securities Mortgage Loan Trust
1,218,859	0.445%, 06/25/35 (A)	1,058,263
	Tidewater Auto Receivables Trust
3,200,000	3.570%, 05/15/21 (B)	3,187,680

4

Portfolio of Investments — as of July 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 23.9% (continued)
	Trade MAPS 1
$4,000,000	5.153%, 12/10/18 (A) (B)	$4,028,760
	Vericrest Opportunity Loan Transferee
3,057,495	3.960%, 11/25/53 (B)	3,074,996
1,604,730	3.625%, 04/25/55	1,612,791
	Westgate Resorts
663,912	11.000%, 09/20/25 (B)	680,755
833,990	9.000%, 01/20/25 (B)	862,704
1,250,000	6.250%, 10/20/26 (B)	1,250,000

	Total Asset-Backed Securities
	(Cost $106,519,527)	108,531,044

Commercial Mortgage-Backed Obligations — 21.3%
	A10 Securitization
290,000	6.230%, 11/15/27 (B)	289,431
965,000	5.120%, 11/15/27 (B)	985,079
	Bear Stearns Commercial Mortgage Securities Trust
2,485,000	6.646%, 05/11/39 (A) (B)	2,532,948
	CGBAM Commercial Mortgage Trust
6,000,000	3.152%, 02/15/31 (A) (B)	6,008,220
	COBALT Commercial Mortgage Trust
2,525,000	5.254%, 08/15/48	2,594,965
	Commercial Mortgage Trust
1,400,000	5,823%, 12/10/44 (A) (B)	1,564,975
5,000,000	5.647%, 12/10/44 (A) (B)	5,256,260
3,850,000	5.543%, 12/11/49 (A) (B)	4,099,915
1,000,000	4.858%, 08/15/45 (A) (B)	997,824
3,500,000	3.252%, 06/15/34 (A) (B)	3,500,304
	Credit Suisse Mortgage Capital Certificates
3,930,000	5.869%, 09/15/40 (A)	4,120,817
	DBUBS Mortgage Trust
1,350,000	5.730%, 01/10/21 (A) (B)	1,452,603
	Del Coronado Trust
3,000,000	5.152%, 03/15/18 (A) (B)	3,015,300
	Extended Stay America Trust
6,928,000	5.521%, 12/05/31 (A) (B)	7,246,667
	GP Portfolio Trust
2,500,000	4.002%, 02/15/27 (A) (B)	2,502,625
	GS Mortgage Securities Trust
16,695,000	5.991%, 08/10/45 (A)	17,496,360
	Hilton USA Trust
3,995,000	5.222%, 11/05/30 (A) (B)	4,092,562
375,000	4.407%, 11/05/30 (B)	385,301
	JPMorgan Chase Commercial Mortgage Securities Trust
905,181	6.152%, 04/15/18	911,156
1,175,000	5.464%, 01/15/49 (A)	1,243,580
3,000,000	5.323%, 08/15/46 (A) (B)	3,178,554
2,000,000	5.021%, 01/12/37 (A)	2,023,370
3,000,000	3.048%, 04/15/28 (A) (B)	3,020,175
	Morgan Stanley Capital I Trust
2,500,000	3.828%, 02/05/35 (A) (B)	2,042,275
	Morgan Stanley RE-REMIC Trust
700,000	5.991%, 08/12/45 (A) (B)	762,767
	Motel 6 Trust
4,500,000	4.274%, 10/05/25 (B)	4,437,373
1,800,000	3.781%, 10/05/25 (B)	1,816,139
	RBS Commercial Funding Trust
2,000,000	3.704%, 03/11/31 (A) (B)	1,705,502
	SCG Trust
3,300,000	3.402%, 11/15/26 (A) (B)	3,312,217

5

Portfolio of Investments — as of July 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Commercial Mortgage-Backed Obligations — 21.3% (continued)
	VNO Mortgage Trust
$1,200,000	3.947%, 12/13/29	$1,215,215
	WF-RBS Commercial Mortgage Trust
1,072,724	5.550%, 03/15/44 (A) (B)	1,137,959
1,718,235	5.466%, 02/15/44 (A) (B)	1,817,293

	Total Commercial Mortgage-Backed Obligations
	(Cost $92,934,925)	96,765,731

Municipal Bond — 0.2%
	Michigan State, Tobacco Settlement Financing Authority, RB
945,000	7.309%, 06/01/34
	(Cost $786,802)	815,337

Short-Term Investment — 0.8%
	Dreyfus Treasury Prime Cash Management, 0.000% (C)
3,351,175	(Cost $3,351,175)	3,351,175

	Total Investments — 99.6%
	(Cost $435,145,839) †	451,557,317
	Other Assets and Liabilities — 0.4%	1,954,001

	Net Assets — 100.0%	$453,511,318

(A)	Variable rate security - Rate disclosed is the rate in effect on July 31, 2014.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate shown is the 7-day effective yield as of July 31, 2014.

FDIC	Federal Deposit Insurance Company
LLC	Limited Liability Company
RB	Revenue Bond
RE-REMIC	Resecuritization of Real Estate Mortgage Investment Conduit

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $435,145,839 and the unrealized appreciation and depreciation were $17,733,625 and ($1,322,147), respectively.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$242,094,030	$—	$242,094,030
Asset-Backed Securities	—	108,531,044	—	108,531,044
Commercial Mortgage-Backed Obligations	—	96,765,731	—	96,765,731
Municipal Bond	—	815,337	—	815,337
Short-Term Investment	3,351,175	—	—	3,351,175

Total Investments in Securities	$3,351,175	$448,206,142	$—	$451,557,317

For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014